INTANGIBLE ASSETS OTHER THAN GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Other Than Goodwill [Line Items]
Cumulative amortization	$ 91,225,000	$ 72,555,000	$ 59,304,000
Projections of cash flows after tax period	5 years
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0
Computer Programs | Accumulated depreciation
Intangible Assets Other Than Goodwill [Line Items]
Cumulative amortization	$ 596,368,000	$ 491,902,000